Consolidated Statements of Stockholders' Equity (Unaudited) - USD ($)		Common Stock	Retained Earnings	Accumulated Other Comprehensive Income (Loss	Total
Equity Balance, Starting at Dec. 31, 2018		$ 170,000	$ 241,082,137	$ (391,979)	$ 240,860,158
Shares Outstanding, Starting at Dec. 31, 2018		170,000
Comprehensive Income:
Net Income (Loss)		$ 0	4,504,291	0
Other Comprehensive Income (Loss)		0	0	5,899,182	5,899,182
Total Comprehensive Income (Loss)		0	0	0	10,403,473
Cash Distributions Paid		$ 0	(118,333)	0	(118,333)
Shares Outstanding, Ending at Mar. 31, 2019		170,000
Equity Balance, Ending at Mar. 31, 2019		$ 170,000	245,468,095	5,507,203	251,145,298
Equity Balance, Starting at Dec. 31, 2019		$ 170,000	251,711,270	9,614,846	261,496,116
Shares Outstanding, Starting at Dec. 31, 2019		170,000
Comprehensive Income:
Net Income (Loss)		$ 0	1,889,521	0
Other Comprehensive Income (Loss)		0	0	477,278	477,278
Total Comprehensive Income (Loss)		0	0	0	2,366,799
Cumulative Change in Accounting Principal	[1]	0	(2,158,161)	0	(2,158,161)
Cash Distributions Paid		$ 0	(100,000)	0	(100,000)
Shares Outstanding, Ending at Mar. 31, 2020		170,000
Equity Balance, Ending at Mar. 31, 2020		$ 170,000	$ 251,342,630	$ 10,092,124	$ 261,604,754

[1]	See Note 1.